Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Summary of Group's Operating Segment Results

The table below provides a summary of the Group’s operating segment results for the three-month and nine-month periods ended September 30, 2017 and 2018.

	For the three months ended September 30, 2017
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
	(unaudited)
Total revenues	18,342	4,951	196	23,489

Operating costs and expenses:
Cost of revenues	6,829	4,898	74	11,801
Selling, general and administrative	3,023	777	(54)	3,746
Research and development	2,901	343	(2)	3,242

Total operating costs and expenses	12,753	6,018	18	18,789

Operating profit (loss)	5,589	(1,067)	178	4,700

Total other income, net	4,292	16	37	4,345

Income (loss) before income taxes	9,881	(1,051)	215	9,045

Income taxes	1,098	1	(2)	1,097

Net income (loss)	8,783	(1,052)	217	7,948
Less: net income (loss) attributable to noncontrolling interests	(1)	—	—	(1)
Net income attributable to Baidu, Inc.	8,784	(1,052)	217	7,949

	For the nine months ended September 30, 2017
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
	(unaudited)
Total revenues	48,571	12,561	122	61,254

Operating costs and expenses:
Cost of revenues	18,907	12,852	(143)	31,616
Selling, general and administrative	7,623	1,902	(28)	9,497
Research and development	8,337	905	(17)	9,225

Total operating costs and expenses	34,867	15,659	(188)	50,338

Operating profit (loss)	13,704	(3,098)	310	10,916
Total other income, net	5,266	(25)	38	5,279

Income (loss) before income taxes	18,970	(3,123)	348	16,195

Income taxes	2,062	2	2	2,066

Net income (loss)	16,908	(3,125)	346	14,129
Less: net income (loss) attributable to noncontrolling interests	(9)	—	(3)	(12)
Net income (loss) attributable to Baidu, Inc.	16,917	(3,125)	349	14,141

	For the three months ended September 30, 2018
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
	(unaudited)
Total revenues	21,606	3,145	6,914	1,007	(317)	(46)	28,203	4,106
Operating costs and expenses:
Cost of revenues	6,804	990	7,655	1,115	(241)	(35)	14,218	2,070
Selling, general and administrative	4,428	645	1,292	188	(79)	(12)	5,641	821
Research and development	3,359	489	558	81	(1)	—	3,916	570

Total operating costs and expenses	14,591	2,124	9,505	1,384	(321)	(47)	23,775	3,461

Operating profit (loss)	7,015	1,021	(2,591)	(377)	4	1	4,428	645

Total other income (loss), net	9,687	1,409	(539)	(78)	(127)	(18)	9,021	1,313

Income (loss) before income taxes	16,702	2,430	(3,130)	(455)	(123)	(17)	13,449	1,958

Income taxes	2,059	300	(6)	(1)	—	—	2,053	299

Net income (loss)	14,643	2,130	(3,124)	(454)	(123)	(17)	11,396	1,659

Less: net income (loss) attributable to noncontrolling interests	334	49	16	2	(1,350)	(197)	(1,000)	(146)
Net income (loss) attributable to Baidu, Inc.	14,309	2,081	(3,140)	(456)	1,227	180	12,396	1,805

	For the nine months ended September 30, 2018
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
		(In millions)
		(unaudited)
Total revenues	57,751	8,409	17,961	2,615	(630)	(92)	75,082	10,932
Operating costs and expenses:
Cost of revenues	17,995	2,620	18,610	2,710	(472)	(69)	36,133	5,261
Selling, general and administrative	10,522	1,532	2,945	429	(179)	(26)	13,288	1,935
Research and development	9,859	1,435	1,387	202	(3)	—	11,243	1,637

Total operating costs and expenses	38,376	5,587	22,942	3,341	(654)	(95)	60,664	8,833

Operating profit (loss)	19,375	2,822	(4,981)	(726)	24	3	14,418	2,099

Total other income (loss), net	13,199	1,921	(643)	(93)	(701)	(102)	11,855	1,726

Income (loss) before income taxes	32,574	4,743	(5,624)	(819)	(677)	(99)	26,273	3,825

Income taxes	4,260	620	(1)	—	—	—	4,259	620

Net income (loss)	28,314	4,123	(5,623)	(819)	(677)	(99)	22,014	3,205

Less: net income (loss) attributable to noncontrolling interests	(1,241)	(181)	10	2	(2,247)	(327)	(3,478)	(506)
Net income (loss) attributable to Baidu, Inc.	29,555	4,304	(5,633)	(821)	1,570	228	25,492	3,711